Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and equivalents	$ 104,328	$ 122,533
Accounts receivable	105,143	105,989
Deposits	250,000	10,000
Prepaid expenses	49,831	23,867
Option to acquire noncontrolling interest in subsidiary		46,010
Total current assets	509,302	308,399
Other Assets
Restricted cash	103,094	140,644
Total other assets	7,579,243	7,125,580
Total assets	8,088,545	7,433,979
Current Liabilities
Liabilities arising from reverse merger	1,003,839	953,967
Compensation payable	1,076,448	559,998
Accounts payable	293,239	59,968
Current portion of acquisition note payable, net of discount	249,816	215,574
Interest payable	81,748	26,753
Note payable for insurance premiums	33,250	9,040
Convertible notes payable, related parties	630,000
Accrued expenses and other liabilities	15,881	3,378
Total current liabilities	3,384,221	1,828,678
Other Liabilities
Acquisition note payable, net of discount	4,403,163	4,652,979
Derivative liability on warrants		1,123,149
Total other liabilities	4,403,163	5,776,128
Total liabilities	7,787,384	7,604,806
Stockholders' Equity (Deficit)
Preferred stock: $0.01 par value, 100,000,000 shares authorized; none issued	0	0
Common stock: $0.01 par value, 300,000,000 shares authorized, 21,247,269 and 19,017,227 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	53,118	190,171
Additional paid-in capital	9,897,412	5,954,387
Accumulated deficit	(10,482,079)	(7,102,188)
Deficit attributable to common stockholders	(531,550)	(957,630)
Noncontrolling interest in subsidiary	832,711	786,803
Total stockholders' equity (deficit)	301,161	(170,827)
Total liabilities and stockholders' equity (deficit)	8,088,545	7,433,979
Solar Arrays [Member]
Other Assets
Property, plant, and equipment, net	6,563,704	6,984,936
Construction in Progress [Member]
Other Assets
Property, plant, and equipment, net	$ 912,445